FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Cash Flow Sensitivity on Variable Rate Instruments (Details) - Interest rate risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible decrease in risk variable percent (in basis points)	10.00%
Floating interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent (in basis points)	1.00%	1.00%
Reasonable possible increase in risk variable, debt	$ 53	$ 70
Reasonable possible increase in risk variable, derivatives	$ 1	$ 0
Reasonably possible decrease in risk variable percent (in basis points)	1.00%	1.00%
Reasonable possible decrease in risk variable, debt	$ (53)	$ (70)
Reasonable possible decrease in risk variable, derivatives	$ (1)	$ 0